Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Loss from impairment of property and equipment	$ 1,869	$ 0